MILLING REVENUE AND OTHER INCOME	12 Months Ended
Dec. 31, 2025
MILLING REVENUE AND OTHER INCOME
MILLING REVENUE AND OTHER INCOME
15.	MILLING REVENUE AND OTHER INCOME

Major customers are defined as customers that each individually account for greater than 10% of the Company’s revenues. For the years ended December 31, 2025 and December 31, 2024, one customer, which is controlled by a director of the Company, accounted for 100% of the Company’s milling revenue.

During the year ended December 31, 2025, the Company received $801,367 (2024 - $1,968,941) of other income related to royalty on gravel pit, space rental, and materials disposal.